BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BASIS OF PRESENTATION	BASIS OF PRESENTATION
Basis of Presentation
The consolidated financial statements include the accounts of all subsidiaries of the Company with intercompany transactions and balances eliminated on consolidation. All of the Company’s subsidiaries are wholly owned. These consolidated financial statements have been prepared by management in accordance with United States generally accepted accounting principles (“U.S. GAAP”) on a basis consistent for all periods presented.
The preparation of financial statements in accordance with U.S. GAAP requires management to use judgment in the application of accounting policies, including making estimates and assumptions. Actual results could differ from those estimates. Estimates are used in accounting for, among other things, revenue recognition, contract loss accruals, excess, slow-moving and obsolete inventories, product warranty accruals, loss accruals on service agreements, share-based compensation expense, allowance for doubtful accounts, depreciation and amortization and in-process research and development intangible assets, impairment of long-lived assets; and contingencies. Estimates and assumptions are reviewed periodically, and the effects of revisions are reflected in the consolidated financial statements in the period they are deemed to be necessary.
Fiscal years ended December 31, 2022 and December 31, 2021, respectively, may be referred to as 2022 and 2021.
Amounts presented in these consolidated financial statements are in United States dollars unless otherwise indicated.
Our critical accounting policies are those that are both most important to our financial condition and results of operations and require the most difficult, subjective or complex judgments on the part of management in their application, often as a result of the need to make estimates about the effect of matters that are inherently uncertain. Our accounting policies are set forth in Note 4, Significant Accounting Policies.
Discontinued Operations
As a result of the exit of the retail pharmacy services business the results of the retail pharmacy services business is accounted for as a discontinued operation and the consolidated financial statements and related footnotes have been presented as such for all periods presented herein. The results of discontinued operations include all revenues and expenses directly derived from the pharmacy services businesses; however, general corporate overhead is not allocated to discontinued operations. The Consolidated Balance Sheet, Consolidated Statement of Operations and Comprehensive Loss, and footnotes here reflect the technology services business as continuing operations and the pharmacy services business as discontinued operations for all periods presented. In addition, the Company concluded it no longer has multiple and separate operating segments, but only the continuing operations of the pharmacy technology business. As such the Company no longer reports segment information for all periods presented, and has adjusted retrospectively to reflect this impact.
Risks and Uncertainties relating to COVID-19
The Company bases its estimates on the information available at the time, its experiences and various other assumptions believed to be reasonable under the circumstances including estimates of the impact of COVID-19. The extent to which COVID-19 impacts the Company’s business and financial results will depend on numerous evolving factors, including but not limited to, the severity and duration of COVID-19, the extent to which it will impact our clinic customers, employees, suppliers, vendors, and business partners. The Company assessed certain accounting matters that require consideration of estimates and assumptions in context with the information reasonably available to the Company and known and unknown impacts of COVID-19 as of December 31, 2022 and through the date of this report. The accounting matters assessed included, but were not limited to, the recoverability of the Company’s, PPE and intangible assets, net realizable value of inventory, and recoverability of right-of-use operating lease assets. The Company is not aware of any events or existing circumstances which would require it to update its estimates, judgments, or revise the carrying value of its assets or liabilities.
Principles of consolidation
The consolidated financial statements include the accounts of all entities controlled by MedAvail Holdings, Inc., which are referred to as subsidiaries. MedAvail Technologies Inc., MedAvail Technologies (US) Inc., MedAvail Pharmacy Inc., and MedAvail, Inc. are all subsidiaries of the Company. The Company has no interests in variable interest entities of which the Company is the primary beneficiary. All intercompany balances and transactions have been eliminated.
As noted above, the Company has reported MedAvail Pharmacy Inc. and its operating results of the pharmacy services business, and related services, in the loss from discontinued operations line in the consolidated statements of operations for all periods presented. In addition, related assets and liabilities were reported as assets of discontinued operations and liabilities of discontinued operations in the consolidated balance sheets for all periods presented. Unless otherwise noted, the discussion within these notes to the consolidated financial statements relates to continuing operations comprised of the pharmacy technology business. See Note 20 for additional information on discontinued operations.